Attorneys And Counselors At Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.
Megan Hadley Koehler

December 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust” or “Registrant”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, in accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the Prospectuses and Statements of Additional Information for the Thornburg Small/Mid Cap Core Fund (formerly Thornburg Value Fund) (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares), and Thornburg Small/Mid Cap Growth Fund (formerly Thornburg Core Growth Fund) (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares) that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 140 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 153 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically with the Commission on December 17, 2020.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901